Income Tax Expense (Benefit) - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Remeasurements of net defined benefit liabilities (assets), before tax	₩ (220,801)	₩ 148,436	₩ 128,640
Gain (loss) on valuation of derivatives, before tax	(12,495)
Foreign currency translation differences for foreign operations, before tax	871,292	48,181	106,690
Change in equity of equity method investee, before tax	6,364	(171)	4,163
Other comprehensive income, before tax	644,360	196,446	239,493
Related income tax	57,438	(38,032)	(35,235)
Gain (loss) on valuation of derivatives, Tax benefit (expense)	3,268
Foreign currency translation differences for foreign operations, tax benefit (expense)	(1,503)
Change in equity of equity method investee, tax benefit (expense)	(1,951)
Other comprehensive income, tax benefit (expense)	57,252	(38,032)	(35,235)
Remeasurements of net defined benefit liabilities (assets), net of tax	(163,363)	110,404	93,405
Gain (loss) on valuation of derivatives, Net of Tax	(9,227)	0
Foreign currency translation differences for foreign operations, net of tax	869,789	48,181	106,690
Change in equity of equity method investee, net of tax	4,413	(171)	4,163
Other comprehensive income for the year, net of income tax	₩ 701,612	₩ 158,414	₩ 204,258